Financial liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2024
Financial liabilities at fair value through profit or loss [abstract]
Summary of financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss
in EUR million	2024	2023
Trading liabilities	35,255	37,220
Non-trading derivatives	2,101	2,019
Designated at fair value through profit or loss	49,543	55,400
	86,900	94,638

Schedule of trading liabilities by type

Trading liabilities by type
in EUR million	2024	2023
Equity securities	467	1,156
Debt securities	3,185	2,492
Funds on deposit	5,437	10,443
Derivatives	26,166	23,129
	35,255	37,220

Summary of non-trading derivatives by type

Non-trading derivatives by type
in EUR million	2024	2023
Derivatives used in:
- fair value hedges	79	113
- cash flow hedges	573	458
- hedges of net investments in foreign operations	117	92
Other non-trading derivatives	1,332	1,356
	2,101	2,019

Summary of designated as at fair value through profit or loss by type

Designated at fair value through profit or loss by type
in EUR million	2024	2023
Debt securities	9,844	8,672
Funds entrusted	39,577	46,633
Subordinated liabilities	122	95
	49,543	55,400